NET LOSS PER COMMON SHARE - 10-K (Details) - USD ($)	1 Months Ended				9 Months Ended		12 Months Ended
	Jul. 31, 2022	May 31, 2021	Dec. 31, 2019	Nov. 30, 2018	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					409,168	38,900
Proceeds from issuance of bridge promissory note					$ 12,250,000	$ 0
Conversion price (in usd per share)									$ 7.00
TEP Note | Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Proceeds from issuance of bridge promissory note	$ 125,000	$ 500,000	$ 500,000
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					45,431	12,782
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					363,737	1,438
Restricted stock subject to contingent conditions
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					0	3,020
Stock subject to put right
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					0	159
Convertible promissory note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)					0	21,501
Private GRI
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							1,187,532	1,447,846
Proceeds from issuance of bridge promissory note							$ 1,250,000	$ 0
Conversion price (in usd per share)								$ 9.10	$ 187.18
Private GRI | TEP Note | Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Proceeds from issuance of bridge promissory note	$ 125,000	$ 500,000	$ 500,000	$ 2,500,000
Private GRI | Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							341,767	341,767
Private GRI | Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							217,388	38,461
Private GRI | Restricted stock subject to contingent conditions
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							628,377	565,234
Private GRI | Stock subject to put right
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							0	29,857
Private GRI | Convertible promissory note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)							0	472,527